Compensation and Employee Benefit Plans [Text Block] (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]

The following summarizes information related to our pension plans.

Year ended December 31, ($ in millions)	2013	2012
Projected benefit obligation	$141	$355
Fair value of plan assets	142	214

Over/(under) funded status	$1	$(141)